Financial Assets at Amortized Cost (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) [Line Items]
Financial asset at amortized costs (in Dollars)	$ 6,871,187	$ 9,059,077
Minimum [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Interest rate of time deposit	0.22%	0.18%
Maximum [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Interest rate of time deposit	3.80%	1.75%